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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106


                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


	       Pioneer Mid Cap Value Fund
               Schedule of Investments 7/31/04 (unaudited)
   Shares                                                                                   Value
               COMMON STOCKS - 98.2 %
               Energy - 6.8 %
               Integrated Oil & Gas - 1.0 %
     350,000   Occidental Petroleum Corp.                                         $             17,244,500
               Oil & Gas Drilling - 3.0 %
     425,000   ENSCO International, Inc.                                          $             12,796,750
     300,000   Nabors Industries, Inc. *                                                        13,950,000
     475,000   Transocean Offshore, Inc. *                                                      13,490,000
     300,000   Weatherford International, Inc. *                                                14,034,000
                                                                                  $             54,270,750
               Oil & Gas Exploration & Production - 2.1 %
     250,000   Devon Energy Corp.                                                 $             17,372,500
     550,000   Pioneer Natural Resources Co.                                                    19,827,500
                                                                                  $             37,200,000
               Oil & Gas Refining Marketing & Transportation - 0.7 %
     175,000   Sunoco, Inc.  (a)                                                  $             11,929,750
               Total Energy                                                       $            120,645,000
               Materials - 8.7 %
               Commodity Chemicals - 1.0 %
     350,000   Air Products & Chemicals, Inc.                                     $             18,112,500
               Diversified Chemical - 1.6 %
     475,000   PPG Industries, Inc.                                               $             28,001,250
               Diversified Metals & Mining - 2.1 %
     475,000   Phelps Dodge Corp. *                                               $             37,021,500
               Metal & Glass Containers - 1.6 %
     400,000   Ball Corp.                                                         $             28,872,000
               Paper Products - 2.4 %
     950,000   Flowserve Corp. *                                                  $             22,752,500
     625,000   Meadwestvaco Corp.                                                               18,662,500
                                                                                  $             41,415,000
               Total Materials                                                    $            153,422,250
               Capital Goods - 5.3 %
               Aerospace & Defense - 0.9 %
     450,000   United Defense Industries, Inc. *                                  $             15,592,500
               Electrical Components & Equipment - 1.3 %
     300,000   American Power Conversion Corp.                                    $              4,530,000
   1,500,000   Symbol Technologies, Inc.                                                        19,635,000
                                                                                  $             24,165,000
               Industrial Conglomerates - 3.1 %
     650,000   American Standard Companies, Inc. *                                $             24,628,500
     375,000   ITT Industries, Inc.                                                             29,981,250
                                                                                  $             54,609,750
               Total Capital Goods                                                $             94,367,250
               Commercial Services & Supplies - 4.5 %
               Commercial Printing - 1.8 %
     225,000   John H. Harland Co.                                                $              6,369,750
     825,000   R.R. Donnelly & Sons Co.                                                         26,185,500
                                                                                  $             32,555,250
               Diversified Commercial Services - 1.1 %
     400,000   H & R Block, Inc.                                                  $             19,652,000
               Environmental Services - 1.6 %
     975,000   Republic Services, Inc.                                            $             27,885,000
               Total Commercial Services & Supplies                               $             80,092,250
               Transportation - 1.7 %
               Airlines - 0.6 %
     700,000   Southwest Airlines Co.                                             $             10,129,000
               Railroads - 1.1 %
     450,000   Canadian National Railway Co.                                      $             20,263,500
               Total Transportation                                               $             30,392,500
               Consumer Durables & Apparel - 5.1 %
               Apparel, Accessories & Luxury Goods - 1.0 %
     900,000   The Limited Brands, Inc.                                           $             18,396,000
               Housewares & Specialties - 0.7 %
     425,000   Yankee Candlee Co. *                                               $             12,333,500
               Leisure Products - 2.4 %
   2,375,000   Mattel, Inc.                                                       $             41,610,000
               Photographic Products - 1.0 %
     700,000   Eastman Kodak Co. (a)                                              $             18,543,000
               Total Consumer Durables & Apparel                                  $             90,882,500
               Hotels, Restaurants & Leisure - 2.4 %
               Restaurants - 2.4 %
     450,000   Brinker International, Inc *  (a)                                  $             16,114,500
     700,000   Tricon Global Restaurants, Inc.                                                  26,873,000
                                                                                  $             42,987,500
               Total Hotels, Restaurants & Leisure                                $             42,987,500
               Media - 1.4 %
               Advertising - 0.5 %
     700,000   The Interpublic Group of Companies, Inc. *                         $              8,953,000
               Movies & Entertainment - 0.9 %
     825,000   Regal Entertainment Group (a)                                      $             15,534,750
               Total Media                                                        $             24,487,750
               Retailing - 7.4 %
               Apparel Retail - 1.4 %
      75,000   Jones Apparel Group, Inc.                                          $              2,801,250
     600,000   Liz Claiborne, Inc.                                                              21,714,000
                                                                                  $             24,515,250
               Department Stores - 0.9 %
     400,000   J.C. Penney Co., Inc.                                              $             16,000,000
               General Merchandise Stores - 1.6 %
     775,000   American Greetings Corp. *                                         $             18,073,000
     300,000   Sears, Roebuck and Co.                                                           11,004,000
                                                                                  $             29,077,000
               Specialty Stores - 3.5 %
   2,100,000   Foot Locker, Inc.                                                  $             47,250,000
     850,000   Toys "R" Us, Inc. *                                                              13,991,000
                                                                                  $             61,241,000
               Total Retailing                                                    $            130,833,250
               Food & Drug Retailing - 5.7 %
               Drug Retail - 1.4 %
     592,800   CVS Corp.                                                          $             24,820,536
               Food Retail - 3.0 %
     850,000   ConAgra, Inc.                                                      $             22,100,000
   1,500,000   Safeway, Inc. *                                                                  31,695,000
                                                                                  $             53,795,000
               Hypermarkets & Supercenters - 1.3 %
     950,000   BJ'S Wholesale Club, Inc. *                                        $             22,144,500
               Total Food & Drug Retailing                                        $            100,760,036
               Health Care Equipment & Services - 8.1 %
               Health Care Distributors - 0.5 %
     250,000   Para Pharmaceutical Co., Inc. *                                    $              9,410,000
               Health Care Equipment - 1.9 %
     725,000   Apogent Technologies, Inc. *                                       $             23,562,500
     225,000   Becton, Dickinson & Co.                                                          10,626,750
                                                                                  $             34,189,250
               Health Care Facilities - 3.0 %
   1,700,000   Tenet Healthcare Corp. *                                           $             19,006,000
   1,000,000   Triad Hospitals, Inc. *                                                          34,060,000
                                                                                  $             53,066,000
               Health Care Services - 0.8 %
     375,000   Laboratory Corp. of America Holdings *                             $             14,685,000
               Managed Health Care - 1.9 %
     525,000   CIGNA Corp.                                                        $             32,555,250
               Total Health Care Equipment & Services                             $            143,905,500
               Banks - 8.6 %
               Regional Banks - 5.0 %
     300,000   City National Corp.                                                $             19,350,000
     425,000   KeyCorp                                                                          12,826,500
     400,000   Marshall & Ilsley Corp.                                                          15,364,000
     300,000   North Fork Bancorporation,Inc.                                                   11,715,000
     200,000   TCF Financial Corp.                                                              12,080,000
     290,000   Zions Bancorporation                                                             17,545,000
                                                                                  $             88,880,500
               Thrifts & Mortgage Finance - 3.6 %
     250,000   Countrywide Financial Corp.                                        $             18,025,000
     375,000   GreenPoint Financial Corp.                                                       15,236,250
     725,000   The PMI Group, Inc.                                                              29,891,750
                                                                                  $             63,153,000
               Total Banks                                                        $            152,033,500
               Diversified Financials - 5.7 %
               Consumer Finance - 1.4 %
      50,000   White Mountains Insurance Group Ltd.                               $             25,275,000
               Asset Management & Custody Banks - 1.0 %
     650,000   Federated Investors, Inc.                                          $             18,271,500
               Consumer Finance - 1.6 %
   2,050,000   Providian Financial Corp. *                                        $             28,372,000
               Investment Banking & Brokerage - 1.7 %
     650,000   A.G. Edwards, Inc.                                                 $             21,125,000
     600,000   Investment Technology Group, Inc. *                                               7,884,000
                                                                                  $             29,009,000
               Total Diversified Financials                                       $            100,927,500
               Insurance - 7.3 %
               Insurance Brokers - 2.1 %
     600,000   Platinum Underwriter Holdings, Ltd.                                $             16,698,000
     575,000   Willis Group Holdings Ltd.                                                       20,010,000
                                                                                  $             36,708,000
               Life & Health Insurance - 1.6 %
     300,000   Jefferson - Pilot Corp.                                            $             14,454,000
     927,900   Unum Corp.                                                                       14,800,005
                                                                                  $             29,254,005
               Property & Casualty Insurance - 3.6 %
     325,000   Ambac Financial Group, Inc.                                        $             23,110,750
     850,000   Safeco Corp.                                                                     40,001,000
                                                                                  $             63,111,750
               Total Insurance                                                    $            129,073,755
               Software & Services - 3.6 %
               Application Software - 1.1 %
   1,000,000   Veritas Software Corp. *                                           $             19,060,000
               Data Processing & Outsourced Services - 2.5 %
   1,750,000   The BISYS Group, Inc. *                                            $             23,887,500
     875,000   SunGard Data Systems, Inc. *                                                     20,396,250
                                                                                  $             44,283,750
               Total Software & Services                                          $             63,343,750
               Technology Hardware & Equipment - 8.8 %
               Communications Equipment - 2.9 %
     900,000   Century Telephone Enterprises, Inc.                                $             27,891,000
   1,100,000   Tellabs, Inc. * (a)                                                               9,801,000
     750,000   Utstarcom, Inc. * (a)                                                            13,695,000
                                                                                  $             51,387,000
               Computer Hardware - 1.6 %
     597,000   NCR Corp. *                                                        $             27,718,710
               Computer Storage & Peripherals - 2.6 %
     275,000   Imation Corp. *                                                    $              9,116,250
     875,000   Sandisk Corp. *  (a)                                                             21,280,000
     650,000   Storage Technology Corp. *                                                       16,217,500
                                                                                  $             46,613,750
               Electronic Equipment & Instruments - 1.7 %
     560,000   W.W. Grainger, Inc.                                                $             29,652,000
               Total Technology Hardware & Equipment                              $            155,371,460
               Semiconductors - 0.6 %
               Semiconductors - 0.6 %
   1,000,000   Cypress Semiconductor Corp. *                                      $             11,340,000
               Total Semiconductors                                               $             11,340,000
               Utilities - 6.2 %
               Electric Utilities - 4.8 %
     450,000   Constellation Energy Group                                         $             17,347,500
     425,000   DTE Energy Co. (a)                                                               17,072,250
     350,000   Entergy Corp.                                                                    20,125,000
   1,050,000   PG&E Corp. *                                                                     29,967,000
                                                                                  $             84,511,750
               Multi-Utilities & Unregulated Power - 1.4 %
   2,599,400   Reliant Energy *                                                   $             25,682,072
               Total Utilities                                                    $            110,193,822
               TOTAL COMMON STOCKS
               (Cost   $1,457,040,703)                                            $          1,735,059,573

 Principal
   Amount      TEMPORARY CASH INVESTMENTS - 1.9%
               Repurchase Agreement - 1.9%
 $33,000,000   UBS Warburg, Inc., 1.26%, dated 7/30/04, repurchase price of $33,000,000 plus accrued interest on 8/2/04 collateralized by $33,677,000,
               U.S. Treasury Bill, 1.19%, 8/12/04                                 $             33,000,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $33,000,000)                                                 $             33,000,000

               TOTAL INVESTMENT IN SECURITIES - 100.1%
               (Cost   $1,490,040,703)(a)                                         $          1,768,059,573

               OTHER ASSETS AND LIABILITIES - (0.1)%                              $            (1,455,027)

               TOTAL NET ASSETS - 100.0%                                          $          1,766,604,546

     *         Non-income producing security.

        (a)    At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,492,379,191 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                          $     292,694,539

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                                (17,014,157)

               Net unrealized gain                                                $     275,680,382

        (b)    At July 31, 2004, the following securities were out on loan:

                                                                                           Market
   Shares                                  Description                                      Value
     169,400   Brinker International, Inc *                                       $              6,066,214
     261,400   DTE Energy Co.                                                                   10,500,438
     100,000   Eastman Kodak Co.                                                                 2,649,000
     780,250   Regal Entertainment Group                                                        14,692,108
     395,063   Sandisk Corp. *                                                                   9,607,932
     166,250   Sunoco, Inc.                                                                     11,333,263
     300,000   Tellabs, Inc. *                                                                   2,673,000
     665,000   Utstarcom, Inc. *                                                                12,142,900
               Total                                                              $             69,664,855







ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.